UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:


/s/ Lance Simpson                Minnetonka, MN                 2/1/2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        57
Form 13F Information Table Value Total:                  $912,858
                                                      (thousands)

List of Other Included Managers: NONE

                                FORM 13F INFORMATION TABLE


NAME OF                         TITLE         CUSIP      VALUE       SHRS OR    SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                          OF CLASS                 (x$1000)    PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE   SHARED  NONE
----------------------------    ------------- ---------  ----------  ---------  ---   ----  ---------- -------- ------ ------  ----
ADOBE SYS INC                   COM           00724F101      17044     651774   SH    SOLE                     394462  37142  220170
AMERICAN TOWER CORP             CL A          029912201      41886     817127   SH    SOLE                     521638   1168  294321
ANHEUSER BUSCH INBEV SA/NV      SPONSORED ADR 03524A108      17902     304717   SH    SOLE                     193891    478  110348
AUTODESK INC                    COM           052769106       4383     137092   SH    SOLE                      93276  34254    9562
BARD C R  INC                   COM           067383109      19789     243014   SH    SOLE                     149673  15197   78144
BAXTER INTL INC                 COM           071813109      18166     380765   SH    SOLE                     243268    533  136964
BERKSHIRE HATHAWAY INC DEL      CL B NEW      084670702      31884     385630   SH    SOLE                     249564    533  135533
C H ROBINSON WORLDWIDE INC      COM NEW       12541W209       3035      43408   SH    SOLE                      29475  10915    3018
CHEVRON CORP NEW                COM           166764100      23576     290881   SH    SOLE                     178974    405  111502
CISCO SYS INC                   COM           17275R102      18369     838773   SH    SOLE                     541731   1190  295852
COLGATE PALMOLIVE CO            COM           194162103      18827     244951   SH    SOLE                     142760    361  101830
CONSOLIDATED TOMOKA LD CO       COM           210226106       1527      53573   SH    SOLE                      36304  13552    3717
CONTANGO OIL & GAS COMPANY      COM NEW       21075N204       2085      41572   SH    SOLE                      28358  10293    2921
CORELOGIC INC                   COM           21871D103      10393     542433   SH    SOLE                     323645  20204  198584
ECOLAB INC                      COM           278865100       5337     105188   SH    SOLE                      74282  24186    6720
EXXON MOBIL CORP                COM           30231G102      31458     509115   SH    SOLE                     323444    715  184956
FEDEX CORP                      COM           31428X106      11883     138986   SH    SOLE                      81161    214   57611
FIRST AMERN FINL CORP           COM           31847R102      27156    1817662   SH    SOLE                    1188581  58565  570516
FOSTER WHEELER AG               COM           H27178104       3182     130077   SH    SOLE                      88365  32678    9034
GENERAL DYNAMICS CORP           COM           369550108      20283     322922   SH    SOLE                     210722    441  111759
GOOGLE INC                      CL A          38259P508      12198      23199   SH    SOLE                      14236     34    8929
HEWLETT PACKARD CO              COM           428236103      25037     595117   SH    SOLE                     387294    829  206994
INTEL CORP                      COM           458140100      19702    1026155   SH    SOLE                     665545   1429  359181
JACOBS ENGR GROUP INC DEL       COM           469814107      15470     399745   SH    SOLE                     240919  20449  138377
JOHNSON & JOHNSON               COM           478160104      26336     425054   SH    SOLE                     272034    568  152452
LEGG MASON INC                  COM           524901105      18437     608275   SH    SOLE                     367997  31327  208951
LOWES COS INC                   COM           548661107      27630    1239575   SH    SOLE                     793600   1747  444228
MASTERCARD INC                  CL A          57636Q104       1996       8911   SH    SOLE                          0      0    8911
MAXIM INTEGRATED PRODS INC      COM           57772K101      19597    1058701   SH    SOLE                     645971  72200  340530
MICROCHIP TECHNOLOGY INC        COM           595017104       3322     105614   SH    SOLE                      71781  26478    7355
MICROSOFT CORP                  COM           594918104      29744    1214543   SH    SOLE                     785951   1726  426866
NETAPP INC                      COM           64110D104       2870      57635   SH    SOLE                      39117  14494    4024
NOBLE CORPORATION BAAR          NAMEN -AKT    H5833N103       2858      84574   SH    SOLE                      57264  21444    5866
NOVARTIS A G                    SPONSORED ADR 66987V109      28870     500612   SH    SOLE                     329428    774  170410
OMNICOM GROUP INC               COM           681919106      30173     764267   SH    SOLE                     487668  32425  244174
ORACLE CORP                     COM           68389X105      25430     947121   SH    SOLE                     625049   1316  320756
PAYCHEX INC                     COM           704326107      15897     578276   SH    SOLE                     369903  57735  150638
PEOPLES UNITED FINANCIAL INC    COM           712704105       3300     252071   SH    SOLE                     171075  63410   17586
PETSMART INC                    COM           716768106       3645     104149   SH    SOLE                      70162  26792    7195
PRAXAIR INC                     COM           74005P104      18247     202164   SH    SOLE                     123612    292   78260
PROCTER & GAMBLE CO             COM           742718109      17133     285685   SH    SOLE                     166203    411  119071
QUALCOMM INC                    COM           747525103      28221     625292   SH    SOLE                     409248    864  215180
SBA COMMUNICATIONS CORP         COM           78388J106       6716     166645   SH    SOLE                     112600  42782   11263
SEI INVESTMENTS CO              COM           784117103      12168     598211   SH    SOLE                     359662  27485  211064
ST JOE CO                       COM           790148100       3142     126355   SH    SOLE                      85503  31958    8894
ST JUDE MED INC                 COM           790849103      21045     534962   SH    SOLE                     319621  32763  182578
STERICYCLE INC                  COM           858912108      33387     480525   SH    SOLE                     316774  24385  139366
SYSCO CORP                      COM           871829107      26676     935328   SH    SOLE                     568454  47225  319649
TARGET CORP                     COM           87612E106      17935     335613   SH    SOLE                     198952    514  136147
THERMO FISHER SCIENTIFIC INC    COM           883556102      29147     608741   SH    SOLE                     397238  36148  175355
TOLL BROTHERS INC               COM           889478103       2125     111726   SH    SOLE                      76157  27844    7725
TRANSDIGM GROUP INC             COM           893641100       1802      29035   SH    SOLE                      19647   7345    2043
UNILEVER N V                    N Y SHS NEW   904784709      15644     523564   SH    SOLE                     345013    848  177703
UNITED TECHNOLOGIES CORP        COM           913017109      19312     271123   SH    SOLE                     185492    359   85272
VISA INC                        COM CL A      92826C839      10536     141874   SH    SOLE                     104262    244   37368
WEATHERFORD INTERNATIONAL LT    REG           H27013103       2192     128171   SH    SOLE                      87083  32186    8902
WELLS FARGO & CO NEW            COM           949746101       6755     268963   SH    SOLE                     156109    424  112430